BUSINESS ACQUISITIONS AND GOODWILL - Impact on Company's Consolidated Earnings (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Revenue			$ 898,126	$ 808,801	$ 781,907
Net earnings			$ 63,958	$ 51,137	$ 56,672
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Revenue		$ 32,352
Net earnings		$ 137
Powerband Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	$ 7,591
Net earnings	$ 65